Note 6 Amount of payment deferrals by stages (Details) - EUR (€) € in Millions	Jun. 30, 2022	Dec. 31, 2021
Amount of payments deferrals by stages [Line Items]
Total operations by concept	€ 19,998	€ 21,931
Customers	14,310	15,011
Of which mortages	10,191	10,291
SMEs	3,528	3,994
Non financial entities	2,044	2,803
Other concepts	116	122
Stage 1 [Member]
Amount of payments deferrals by stages [Line Items]
Total operations by concept	12,584	13,236
Customers	9,127	9,167
Of which mortages	6,599	6,360
SMEs	2,530	2,609
Non financial entities	832	1,364
Other concepts	94	95
Stage 2 [Member]
Amount of payments deferrals by stages [Line Items]
Total operations by concept	4,489	6,252
Customers	3,222	3,707
Of which mortages	2,179	2,444
SMEs	745	1,131
Non financial entities	500	1,387
Other concepts	23	27
Stage 3 [Member]
Amount of payments deferrals by stages [Line Items]
Total operations by concept	2,925	2,444
Customers	1,961	2,137
Of which mortages	1,413	1,487
SMEs	253	254
Non financial entities	€ 712	€ 53